Share-Based Compensation - Additional Information (Detail)			1 Months Ended		12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Oct. 31, 2016 shares	Nov. 30, 2015 shares	Mar. 31, 2017 USD ($) CompensationPlan shares	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plans | CompensationPlan					4
Ordinary shares reserved for future issuance | shares					16,229,463
Employee share option agreements, modification expense | $					$ 3,000,000	$ 1,400,000	$ 4,200,000
Total intrinsic value of options exercised | $					24,824,000	8,198,000	5,112,000
Proceeds from exercises of share-based awards | $					4,476,000	$ 885,000	$ 632,000
Service-Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense, net of estimated forfeiture | $					$ 26,900
Unrecognized share-based compensation expense, net of estimated forfeiture, period for recognition					3 years 4 months 21 days
Service-Based and Performance-Based Vesting Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense, net of estimated forfeiture | $					$ 500,000
Unrecognized share-based compensation expense, net of estimated forfeiture, period for recognition					1 year 1 month 10 days
Unvested Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period	12 months
Unrecognized share-based compensation expense, net of estimated forfeiture | $					$ 300,000
Unrecognized share-based compensation expense, net of estimated forfeiture, period for recognition					1 year 15 days
Share-based compensation arrangement by share-based payment award, granted | shares			14,190		14,190
Unvested Restricted Share Units [Member] | Director One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares				25,000
Unvested Restricted Share Units [Member] | Director Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted | shares				20,000
Unvested Restricted Share Units [Member] | Vesting on a Monthly Basis [Member] | Director One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period				3 years
Unvested Restricted Share Units [Member] | Cliff Vesting [Member] | Director Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period				5 months
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options available for future grant | shares					6,420,116
2015 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance | shares					5,500,000
Increase in number of shares reserved and available for issuance, percentage		5.00%
Share-based compensation arrangement by share-based payment award, term					10 years
Share-based compensation arrangement by share-based payment award, vesting period					4 years
2015 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved and authorized for issuance | shares					1,100,000
2015 Employee Share Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of ordinary shares, percent					85.00%
2007 Plan, 2010 Plan and Approved Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, compensation cost recognized | $					$ 0
2007 Plan, 2010 Plan and Approved Plan [Member] | Vesting Upon Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage					100.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable Immediately Upon Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage					25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 12 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage					50.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 24 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage					25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, term					10 years
Share-based compensation arrangement by share-based payment award, vesting period					4 years